Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021		190,002,712
Beginning balance at Dec. 31, 2021	$ 368,681,834	$ 418,709,160	$ 122,637,796	$ (169,755,726)	$ (2,909,396)
Share-based compensation	3,794,558		3,794,558
Net earnings (loss)	2,102,437			2,102,437
Other comprehensive loss
Foreign currency translation adjustment	3,249,085				3,249,085
Number of shares outstanding at end of period (in shares) at Mar. 31, 2022		190,002,712
Ending balance at Mar. 31, 2022	377,827,914	$ 418,709,160	126,432,354	(167,653,289)	339,689
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		218,079,962
Beginning balance at Dec. 31, 2022	437,116,773	$ 475,950,194	134,365,664	(151,979,960)	(21,219,125)
Share-based compensation	1,413,843		1,413,843
Shares issued pursuant to exercise of stock options (in shares)		0
Shares issued pursuant to exercise of stock options and warrants	33,149	$ 33,149
Issuance of shares though "at-the-market" equity program (in shares)		2,680,121
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	4,955,648	$ 4,955,648
Issuance of shares though the December 2022 Offering (in shares)		2,952,755
Issuance of shares through the December 2022 Offering	4,175,836	$ 4,175,836
Net earnings (loss)	(15,583,446)			(15,583,446)
Other comprehensive loss
Foreign currency translation adjustment	463,677				463,677
Number of shares outstanding at end of period (in shares) at Mar. 31, 2023		223,712,838
Ending balance at Mar. 31, 2023	$ 432,575,480	$ 485,114,827	$ 135,779,507	$ (167,563,406)	$ (20,755,448)